================================================================================
THE STRONG
ADVANTAGE FUND II

SEMI-ANNUAL REPORT o JUNE 30, 1997


                                TABLE OF CONTENTS


FINANCIAL INFORMATION
     Schedule of Investments in Securities ...................2

     Statement of Assets and Liabilities .....................2

     Statement of Operations .................................3

     Statement of Changes in Net Assets ......................3

     Notes to Financial Statements ...........................4


FINANCIAL HIGHLIGHTS .........................................5






                                 [STRONG LOGO]
                         STRONG FUNDS DISTRIBUTORS, INC.
               P.O. Box 2936 o Milwaukee, Wisconsin 53201 5567G97
                  Strong Funds are offered by prospectus only.

SCHEDULE OF INVESTMENTS IN SECURITIES                 June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                   PRINCIPAL     VALUE
                                                     AMOUNT     (NOTE 2)
--------------------------------------------------------------------------------
CORPORATE BONDS 13.6%
Citicorp Floating Rate Notes, 6.50%, Due 5/01/04   $ 6,000     $  6,055
First Bank System, Inc. Subordinated Floating Rate
  Notes, 6.00%, Due 11/30/10 (Putable at 100
  on 11/30/00)                                      20,000       20,181
                                                               --------
TOTAL CORPORATE BONDS (COST $25,895)                             26,236

NON-AGENCY MORTGAGE & ASSET-BACKED
  SECURITIES  20.7%
Fund America Investors Corporation Variable Rate
  Senior Pass-Thru Certificates, Series 1993-A,
  Class A-1, 7.6226%, Due 6/25/23                   19,422       20,187
Ryland Mortgage Securities Corporation Variable
  Rate Mortgage Participation Securities,
  Series 1992-3, Class A-2, 7.5274%, Due 6/25/20    19,435       19,629
                                                               --------
TOTAL NON-AGENCY MORTGAGE & ASSET-BACKED
  SECURITIES (COST $39,502)                                      39,816

SHORT-TERM INVESTMENTS (a)  67.4%
COMMERCIAL PAPER  3.0%
INTEREST BEARING, DUE UPON DEMAND
Johnson Controls, Inc., 5.31%                          100          100
Wisconsin Electric Power Company, 5.33%              5,800        5,800
                                                               --------
                                                                  5,900

UNITED STATES GOVERNMENT ISSUES  64.4%
United States Treasury Bills:
  Due 7/24/97                                       60,000       59,812
  Due 9/18/97                                       20,000       19,784
  Due 9/25/97                                       45,000       44,459
                                                               --------
                                                                124,055
                                                               --------
TOTAL SHORT-TERM INVESTMENTS
  (COST $129,954)                                               129,955
                                                               --------
TOTAL INVESTMENTS IN SECURITIES
  (COST $195,351)  101.7%                                       196,007
Other Assets and Liabilities, Net (1.7%)                         (3,284)
                                                               --------
NET ASSETS  100.0%                                             $192,723
                                                               ========

                                                PERCENTAGE OF
INDUSTRY DIVERSIFICATION                          NET ASSETS
---------------------------------------------------------------
U.S. Government ....................................   64.4%
Non-Agency Single Family ...........................   10.5
Bank - Regional ....................................   10.5
Non-Agency Asset Backed ............................   10.2
Bank - Money Center ................................    3.1
Electric Power .....................................    3.0
Other Assets and Liabilities, Net ..................   (1.7)
                                                     -------
Total                                                 100.0%
                                                     =======

LEGEND
------

(a) Short-term investments include any security which has a maturity of less than one year.

Percentages are stated as a percent of net assets.


STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
June 30, 1997 (Unaudited)


ASSETS:
   Investments in Securities, at Value (Cost of $195,351)      $196,007
   Interest Receivable                                              813
   Other Assets                                                      50
                                                               --------
   Total Assets                                                 196,870

LIABILITIES:
   Dividends Payable                                                641
   Accrued Operating Expenses and Other Liabilities               3,506
                                                               --------
   Total Liabilities                                              4,147
                                                               --------
NET ASSETS                                                     $192,723
                                                               ========

NET ASSETS CONSIST OF:
   Capital (par value and paid-in surplus)                     $189,607
   Undistributed Net Realized Gain                                2,460
   Net Unrealized Appreciation                                      656
                                                               --------
   Net Assets                                                  $192,723
                                                               ========

Capital Shares Outstanding (Unlimited Number Authorized)         19,176

NET ASSET VALUE PER SHARE                                        $10.05
                                                                 ======



                       See notes to financial statements.

2

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STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended June 30, 1997 (Unaudited)


INTEREST INCOME                                                      $11,636

EXPENSES:
   Investment Advisory Fees                                            1,109
   Custodian Fees                                                        520
   Shareholder Servicing Costs                                           963
   Professional Fees                                                   2,042
   Reports to Shareholders                                               850
   Directors Fees                                                        740
   Other                                                                  11
                                                                     -------
   Total Expenses before Waivers & Absorptions                         6,235
   Involuntary Waivers & Absorptions by Advisor                       (2,494)
                                                                     -------
   Expenses, Net                                                       3,741
                                                                     -------
NET INVESTMENT INCOME                                                  7,895

REALIZED AND UNREALIZED GAIN (LOSS):
    Net Realized Gain on Investments                                   2,552
    Change in Unrealized Appreciation/Depreciation on Investments     (1,700)
                                                                     -------
NET GAIN                                                                 852
                                                                     -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 8,747
                                                                     =======



STATEMENT OF CHANGES IN NET ASSETS

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
                                                                                  SIX MONTHS ENDED      YEAR ENDED
                                                                                    JUNE 30, 1997      DEC. 31, 1996
                                                                                    -------------      -------------
                                                                                     (UNAUDITED)
OPERATIONS:
   Net Investment Income                                                              $  7,895          $   25,696
   Net Realized Gain                                                                     2,552               2,188
   Change in Unrealized Appreciation/Depreciation                                       (1,700)              1,097
                                                                                      --------          ----------
   Increase in Net Assets Resulting from Operations                                      8,747              28,981

DISTRIBUTIONS:
   From Net Investment Income                                                           (7,895)            (25,696)
   From Net Realized Gains                                                                  __              (2,188)
   In Excess of Net Realized Gains                                                          __                 (92)
                                                                                      --------          ----------
   Total Distributions                                                                  (7,895)            (27,976)

CAPITAL SHARE TRANSACTIONS:
   Proceeds from Shares Sold                                                            49,824           1,380,639
   Proceeds from Reinvestment of Dividends                                               5,781               6,608
   Proceeds from Shares Redeemed                                                      (451,349)         (1,301,896)
                                                                                      --------          ----------
   Increase (Decrease) in Net Assets from Capital Share Transactions                  (395,744)             85,351
                                                                                      --------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                               (394,892)             86,356

NET ASSETS:
   Beginning of Period                                                                 587,615             501,259
                                                                                      --------          ----------
   End of Period                                                                      $192,723          $  587,615
                                                                                      ========          ==========

TRANSACTIONS IN SHARES OF THE FUND:
   Sold                                                                                  4,959             137,197
   Issued in Reinvestment of Dividends                                                     575                 657
   Redeemed                                                                            (44,917)           (129,295)
                                                                                       -------            --------
   Net Increase (Decrease) in Shares of the Fund                                       (39,383)              8,559
                                                                                       =======            ========


                                                  See notes to financial statements.

                                                                                                                       3

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 1997 (Unaudited)

1.   ORGANIZATION
     The Strong Advantage Fund II commenced operations on November 30, 1995 and is a diversified series of the Strong Variable Insurance Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     (A) Security Valuation -- Portfolio securities traded primarily on a principal securities exchange are valued at the last reported sales price or the mean between the latest bid and asked prices where no last sales price is available. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices or the last reported sales price. Debt securities not traded on a principal securities exchange are valued through valuation obtained from a commercial pricing service, otherwise last sale or bid prices are used. Securities for which market quotations are not readily available, when held by the Fund, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors. Securities which are purchased within 60 days of their stated maturity are valued at amortized cost, which approximates current value.

          The Fund may own certain investment securities which are restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer's financial performance. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

     (B) Federal Income and Excise Taxes and Distributions to Shareholders -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

          The  character  of  distributions   made  during  the  year  from  net
          investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

     (C) Realized Gains and Losses on Investment Transactions -- Gains or losses realized on investment transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     (D) Futures -- Upon entering into a futures contract, the Fund pledges to the broker cash or other investments equal to the minimum "initial margin" requirements of the exchange. The Fund also receives from or pays to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin," and are recorded as unrealized gains or losses. When the futures contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     (E) Options -- Premiums received by the Fund upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. When an option expires, is exercised, or is closed, the Fund realizes a gain or loss, and the liability is eliminated. The Fund continues to bear the risk of adverse movements in the price of the underlying asset during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received.

     (F) Foreign Currency Translation -- Investment securities and other assets and liabilities initially expressed in foreign currencies are converted to U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income are converted to U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses.

     (G) Forward Foreign Currency Exchange Contracts -- Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records an exchange gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     (H) Additional Investment Risk -- The use of futures contracts, options, foreign denominated assets and forward foreign currency exchange contracts and other similar instruments for purposes of hedging the Fund's investment portfolio involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The predominant risk with futures contracts is an imperfect correlation between the value of the contracts and the underlying securities. Foreign denominated assets and forward foreign currency exchange contracts may involve greater risks than domestic transactions, including currency, political and economic, regulatory and market risks.


4

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--------------------------------------------------------------------------------

     (I) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     (J) Other -- Investment security transactions are recorded as of the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discounts.


3.   RELATED PARTY TRANSACTIONS
     Strong Capital Management, Inc. (the "Advisor"), with whom certain officers and directors of the Fund are affiliated, provides investment advisory services to the Fund. Investment advisory fees, which are established by terms of the Advisory Agreement, are based on an annualized rate of 0.60% of the average daily net assets of the Fund. Advisory fees are subject to reimbursement by the Advisor if the Fund's operating expenses exceed certain levels.

     The Fund may invest cash reserves in money market funds sponsored and managed by Strong Capital Management, Inc., subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicate investment advisory fees, the Advisor remits to the Fund an amount equal to all fees otherwise due to them under their investment advisory agreement for the assets invested in such money market funds.

     The amount payable to the Advisor at June 30, 1997 and unaffiliated directors' fees for the six months ended June 30, 1997, excluding the effect of waivers and absorptions, were $20 and $750, respectively.

4.   INVESTMENT TRANSACTIONS
     The aggregate sales of long-term securities for the six months ended June 30, 1997 were $424,147.

5.   INCOME TAX INFORMATION
     At June 30, 1997, the cost of investments in securities for federal income tax purposes was $195,351. Net unrealized appreciation of securities was $656, consisting of gross unrealized appreciation and depreciation of $660 and $4, respectively.






FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------------



                                     SELECTED PER-SHARE DATA (a)
                     -----------------------------------------------------------------------------------------------
                                  INCOME FROM INVESTMENT OPERATIONS            LESS DISTRIBUTIONS
                                  ---------------------------------    ----------------------------------
                                             Net Realized
                      Net Asset             and Unrealized   Total                 From                    Net Asset
                        Value,       Net        Gains        from       From Net    Net                     Value,
                      Beginning  Investment  (Losses)on    Investment  Investment Realized      Total       End of
                      of Period    Income    Investments   Operations    Income    Gains    Distributions  Period

June 30, 1997 (b)      $10.03      $0.21       $0.02         $0.23      ($0.21)     --        ($0.21)      $10.05
Dec. 31, 1996           10.03       0.44        0.04          0.48       (0.44)  ($0.04)       (0.48)       10.03
Dec. 31, 1995 (c)       10.00       0.05        0.03          0.08       (0.05)     --         (0.05)       10.03



FINANCIAL HIGHLIGHTS (continued)


                                 RATIOS AND SUPPLEMENTAL DATA
                     ----------------------------------------------------
                                 Net                   Ratio of Net
                                Assets,    Ratio of     Investment
                                End of     Expenses       Income     Portfolio
                    Total     Period(In   to Average    to Average   Turnover
                    Return   Thousands)   Net Assets    Net Assets     Rate

June 30, 1997 (b)    +2.3%      $193         2.0%*         4.3%*       0.0%
Dec. 31, 1996        +4.9%       588         2.0%          4.3%       72.2%
Dec. 31, 1995 (c)    +0.8%       501         1.0%*         5.2%*       0.0%


  * Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the six months ended June 30, 1997 (Unaudited). Total return and portfolio turnover rate are not annualized.
(c) Inception date is November 30, 1995. Total return and portfolio turnover rate are not annualized.

                                                                               5

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NOTES
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6
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                                    DIRECTORS
                                Richard S. Strong
                                  John Dragisic
                                 Willie D. Davis
                                 Stanley Kritzik
                                Marvin E. Nevins
                                 William F. Vogt

                                    OFFICERS
                    Richard S. Strong, Chairman of the Board
                            John Dragisic, President
                       Lawrence A. Totsky, Vice President
                         Thomas P. Lemke, Vice President
                         John S. Weitzer, Vice President
              Stephen J. Shenkenberg, Vice President and Secretary
                           John A. Flanagan, Treasurer

                               INVESTMENT ADVISOR
                         Strong Capital Management, Inc.
                    P.O. Box 2936, Milwaukee, Wisconsin 53201

                                    CUSTODIAN
                              Firstar Trust Company
                    P.O. Box 701, Milwaukee, Wisconsin 53201

                                     AUDITOR
                            Coopers & Lybrand L.L.P.
              411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

                                  LEGAL COUNSEL
                              Godfrey & Kahn, S.C.
               780 North Water Street, Milwaukee, Wisconsin 53202